Details of Significant Accounts - Current financial assets at fair value through profit or loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Details of Significant Accounts [Abstract]
Financial assets mandatorily measured at fair value through profit and loss	$ 0		$ 0
Financial assets mandatorily measured at fair value through profit and loss	$ 26	$ 9